7. Line of Credit - Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Line Of Credit - Related Party
Line of Credit - Related Party

Note 7 – Line of Credit – Related Party

Effective December 31, 2012, we entered into a line of credit arrangement with John D. Gibbs, a significant investor, to facilitate timely cash flows for the Company’s operations. The line of credit originally provided for a maximum balance of $250,000, accrued interest at 6% annually, and matured on December 31, 2014.

On December 31, 2013 we amended our credit agreement with Mr. Gibbs to increase the borrowing limit under the line of credit to $750,000. All other terms of the credit agreement, including the interest rate and maturity date remained unchanged.

On December 31, 2014, we again amended the credit agreement to increase the borrowing limit to $900,000 and extend the maturity date to December 31, 2015. As part of the 2014 amendment and the subsequent appointment of Dr. Pierce Carson as the President, CEO and Director of G+W effective June 1, 2015, we had pledged all of our 85% equity interest in G+W, which owns the Silver District properties, as security for all amounts outstanding under the credit agreement. In July 2016, we completed a share exchange with Dr. Carson to reacquire the 15% interest in G+W, and therefore at September 30, 2017 our entire 100% interest in G+W remains pledged as security for outstanding amounts under this credit agreement.

On December 31, 2015 we again amended the credit agreement to increase the borrowing limit to $1,000,000 and extended the maturity date to December 31, 2016. Finally, on March 31, 2017 with an effective date of December 31, 2016 we again amended the credit agreement to extend the maturity date to December 31, 2018. All other terms of the agreement were unchanged. At September 30, 2018 the Company has $167,500 available under the credit line.

No draws were made during the nine months ended September 30, 2018. During the same period Mr. Gibbs converted $100,000 of the outstanding balance on the line of credit into 5,000,000 shares of common stock at $0.02 per share. The outstanding balance under the line of credit was $832,500 and $932,500 at September 30, 2018 and December 31, 2017, respectively. In addition, a total of $253,285 and $213,657 of interest has been accrued on this obligation and is included in Accrued interest - related parties on the accompanying consolidated balance sheets at September 30, 2018 and December 31, 2017, respectively.

Note 8 – Line of Credit – Related Party

Effective December 31, 2012, we entered into a line of credit arrangement with John D. Gibbs, a significant investor, to facilitate timely cash flows for the Company’s operations. The line of credit originally provided for a maximum balance of $250,000, accrued interest at 6% annually, and matured on December 31, 2014.

On December 31, 2013 we amended our credit agreement with Mr. Gibbs to increase the borrowing limit under the line of credit to $750,000.  All other terms of the credit agreement, including the interest rate and maturity date remained unchanged.

On December 31, 2014, we again amended the credit agreement to increase the borrowing limit to $900,000 and extend the maturity date to December 31, 2015. As part of the 2014 amendment and the subsequent appointment of Dr. Pierce Carson as the President, CEO and Director of G+W effective June 1, 2015, we had pledged all of our 85% equity interest in G+W, which owns the Silver District properties, as security for all amounts outstanding under the credit agreement. In July 2016, we completed a share exchange with Dr. Carson to re-acquire the 15% interest in G+W, and therefore at December 31, 2017 our entire 100% interest in G+W remains pledged as security for outstanding amounts under this credit agreement.

On December 31, 2015 we again amended the credit agreement to increase the borrowing limit to $1,000,000 and extended the maturity date to December 31, 2016.

Finally, on March 31, 2017 with an effective date of December 31, 2016 we again amended the credit agreement to extend the maturity date to December 31, 2018.  All other terms of the agreement were unchanged. At December 31, 2017 the Company has an additional $67,500 available under the credit line.

No draws were made during the year ended December 31, 2017. During the year ended December 31, 2016, draws totaling $45,000 were made and were primarily used to fund working capital and certain obligations due to maintain our mining rights and properties.  At both December 31, 2017 and December 31, 2016, a total of $932,500 was outstanding under this line of credit.  In addition, a total of $213,657 and $157,707 of interest has been accrued on this obligation and is included in Accrued interest - related parties on the accompanying consolidated balance sheets at December 31, 2017 and December 31, 2016, respectively.